Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Discontinued Operations [Abstract]
Discontinued Operations

Note 3 – Discontinued Operations

On December 31, 2024, the Company entered into a Stock Purchase Agreement (the “Exousia SPA”) with Marijuana, Inc., a publicly-traded Florida corporation (symbol: MAJI) (“Purchaser”), pursuant to which Purchaser would purchase 100% ownership of a subsidiary of the Company, Exousia Ai, Inc. This deal was closed on December 31, 2024.

The purchase price under the Exousia SPA for 100% ownership of EXO is $203,319, payable by Purchaser by delivery of (a) 10,000 shares of Purchaser Series B Convertible Preferred stock (the “Purchaser Shares”), (b) purchaser assuming responsibility for current liabilities of $103,319, and (c) a $100,000 principal amount promissory note (the “Purchaser Note”). Series B Convertible Preferred stock is convertible into 4,700 Purchaser common stock. The Purchaser Note bears interest at eight percent (8%) per annum, with principal and accrued interest due December 31, 2025. As such, the Company recognized note receivable of $100,000 and investment in convertible preferred stock of MAJI at no value as of December 31, 2024.

In October 2024, the Company dissolved the two subsidiaries, mRNA for Life, Inc. and Precision Genomics, Inc.

The above restructuring of subsidiaries will have an effect on the Company’s operations and financial results and this qualifies for presentation as a discontinued operation.

The following is a summary of discontinued operations for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
Revenue	$-	$-	$-	$13,037

Operating Expenses:
General and administration expenses	-	41,681	-	44,272
Research and development	-	-	-	42,982
Total operating expenses	$-	$41,681	$-	$87,254

Income tax benefit	-	-	-	-
Loss from discontinued operation, net of tax	$-	$(41,681)	$-	$(74,217)

The following is a summary of discontinued cash flows for the six months ended June 30, 2025 and 2024:

	Six Months Ended
	June 30,
Cash Flows from Operating Activities:	2025	2024
Net loss	$-	$(74,217)
Changes in operating assets and liabilities:	-	-
Net Cash Used in Operating Activities	-	(74,217)

Cash Flows from Operating Activities:
Proceeds received from parent company	-	41,873
Repayments to parent company	-	(19,280)
Net Cash Provided by Financing Activities	-	22,593

Net change in cash	-	(51,624)
Cash, beginning of period	-	101,072
Cash, end of period	$-	$49,448

Note 3 – Discontinued Operations

On December 31, 2024, the Company entered into a Stock Purchase Agreement (the “Exousia SPA”) with Marijuana, Inc., a publicly-traded Florida corporation (symbol: MAJI) (“Purchaser”), pursuant to which Purchaser would purchase 100% ownership of a subsidiary of the Company, Exousia Ai, Inc. This deal was closed on December 31, 2024.

The purchase price under the Exousia SPA for 100% ownership of EXO is $203,319, payable by Purchaser by delivery of (a) 10,000 shares of Purchaser Series B Convertible Preferred stock (the “Purchaser Shares”), (b) purchaser assuming responsibility for current liabilities of $103,319, and (c) a $100,000 principal amount promissory note (the “Purchaser Note”). Series B Convertible Preferred stock is convertible into 4,700 Purchaser common stock. The Purchaser Note bears interest at eight percent (8%) per annum, with principal and accrued interest due December 31, 2025.

As such, the Company recognized note receivable and investment in convertible preferred stock of MAJI as of December 31, 2024.

In October 2024, the Company dissolved the two subsidiaries, mRNA for Life, Inc. and Precision Genomics, Inc.

The above restructuring of subsidiaries will have an effect on the Company’s operations and financial results and this qualifies for presentation as a discontinued operation.

The following is a summary of discontinued operations for the year ended December 31, 2024 and 2023:

	Year Ended
	December 31,
	2024	2023
Revenue	$13,037	$-

Operating Expenses:
General and administration expenses	57,621	52,723
Research and development	123,932	25,384
Total operating expenses	$181,553	$78,107

Loss from discontinued operations	$(168,516)	$(78,107)

Gain on sale of subsidiary	203,319	-

Income (loss) from discontinued operation, net of tax	$34,803	$(78,107)

Gain on sale of subsidiary consisted of as follow;

Consideration:
Assumption of accounts payable	$53,319
Assumption of unearned license fees	50,000
Note receivable	100,000
Preferred Stock	-
Total amount	$203,319

Assets and liabilities of subsidiary at December 31, 2024
Total assets	$-

Total liabilities	$-

Net assets	$-

Gain on sale of subsidiary	$203,319

The following is a summary of the assets and liabilities of the subsidiaries as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Cash	$-	$101,072
Prepaid expenses	-	4,133
Total assets from discontinued operations	$-	$105,205

The following is a summary of discontinued cash flows for the year ended December 31, 2024 and 2023:

	Year Ended
	December 31,
	2024	2023
Cash Flows from Operating Activities:

Net loss	$(168,516)	$(78,107)
Changes in operating assets and liabilities:	-
Prepaid expenses	4,133	(4,133)
Accounts payable	53,319	-
Unearned fee	50,000	-
Net Cash Used in Operating Activities	(61,064)	(82,240)

Cash Flows from Operating Activities:
Proceeds received from parent company	86,346	190,572
Repayments to parent company	(126,354)	(7,260)
Net Cash Provided by Financing Activities	(40,008)	183,312

Net change in cash	(101,072)	101,072
Cash, beginning of period	101,072	-
Cash, end of period	$-	$101,072

Supplemental disclosure of non-cash financing activity
Forgiveness of loans from parent company	$238,549	$-